INCOME TAX - Reconciliation of Statutory Tax Rate to Effective Tax Rate (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB
Statutory Russian income tax rate reconciled to the company's effective income tax rate
Expected provision at Russian statutory income tax rate of 20%	$ 36.6	RUB 2,221	RUB 2,719	RUB 4,495
Effect of:
Tax on dividends	5.9	359	423	466
Non-deductible share-based compensation	11.2	678	522	229
Other expenses not deductible for tax purposes	4.9	299	252	97
Difference in foreign tax rates	12.4	755	(51)	81
Participation exemption on sale of equity investments	(5.4)	(331)	(185)	(160)
Other	3.3	198	2	(3)
Change in valuation allowance	2.4	145	235	250
Provision for income taxes	$ 71.3	RUB 4,324	RUB 3,917	RUB 5,455